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                      (LEBBOEUF, LAMB, GREENE & MACRAE LLP)

                              125 West 55th Street
                            NEW YORK, NY 10019-5389
                                 (212) 424-8000
                           FACSIMILE: (212) 424-8500

                                February 10, 2006

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, DC 20549

         Re: RAM Holdings Ltd.

Ladies and Gentlemen:

         On behalf of RAM Holdings Ltd. (the "Company") and in connection with the registration under the Securities Act of 1933, as amended, of common shares of the Company, in an aggregate amount of $250,000,000, we are transmitting for filing the enclosed Registration Statement on Form S-1.

         The filing fee in the amount of $26,750 has been wire-transferred to the Commission's account with Mellon Bank.

         Please contact me at (212) 424-8072 with any questions or comments regarding this filing.

                                             Very truly yours,

                                             LeBoeuf, Lamb, Greene & MacRae LLP
                                             Counsel for RAM Holdings Ltd.

                                             By:      /s/ Sheri E. Bloomberg
                                                      --------------------------
                                                      Sheri E. Bloomberg

Enclosure